Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 21,910,238	$ 4,071,899	$ (24,775,687)	$ 1,206,450
Beginning Balance (Shares) at Dec. 31, 2016	15,657,530
Shares issued upon exercise of warrants for cash at $0.85	$ 371,551			371,551
Shares issued upon exercise of warrants for cash at $0.85 (Shares)	437,118
Common shares issued	$ 4,320,497			4,320,497
Common shares issued (Shares)	5,347,981
Finders fees	$ (420,213)	100,248		(319,965)
Stock-based compensation		115,800		115,800
Net loss for the year			(6,014,330)	(6,014,330)
Ending Balance at Dec. 31, 2017	$ 26,182,073	4,287,947	(30,790,017)	(319,997)
Ending Balance (Shares) at Dec. 31, 2017	21,442,629
Common shares issued	$ 2,563,919			2,563,919
Common shares issued (Shares)	5,357,900
Share issuance costs	$ (238,427)	(17,965)		(256,392)
Stock-based compensation		326,367		326,367
Net loss for the year			(2,769,080)	(2,769,080)
Ending Balance at Dec. 31, 2018	$ 28,507,565	4,596,349	(33,559,097)	(455,183)
Ending Balance (Shares) at Dec. 31, 2018	26,800,529
Common shares issued	$ 257,187			257,187
Common shares issued (Shares)	735,904
Common shares issued 2	$ 195,343			195,343
Common shares issued 2 (Shares)	751,318
Stock-based compensation		26,275		26,275
Net loss for the year			(2,953,746)	(2,953,746)
Ending Balance at Dec. 31, 2019	$ 28,960,095	$ 4,622,624	$ (36,512,843)	$ (2,930,124)
Ending Balance (Shares) at Dec. 31, 2019	28,287,751